Average Annual Total Returns{- Freedom 2020 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2020 Portfolio	VIP Freedom 2020 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2020 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2020 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2020 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2020 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2020 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2020 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2020 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2020 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0202 Past 1 year	F0202 Past 5 years	F0202 Past 10 years
Total	15.06%	10.00%	8.16%	14.92%	9.88%	8.04%	14.72%	9.70%	7.88%	18.40%	15.22%	13.88%	12.75%	9.49%	8.08%